Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Financial Effect of Modifications of Financing Receivable (Detail) - JPY (¥) ¥ in Millions	3 Months Ended	9 Months Ended
	Dec. 31, 2023	Dec. 31, 2023
Interest rate reduction | Consumer borrowers | Real estate loans | Maximum
Financing Receivable, Modifications [Line Items]
Interest rate reduction	12.60%	6.70%
Interest rate reduction | Consumer borrowers | Real estate loans | Minimum
Financing Receivable, Modifications [Line Items]
Interest rate reduction	0.00%	0.00%
Interest rate reduction | Consumer borrowers | Card loans | Maximum
Financing Receivable, Modifications [Line Items]
Interest rate reduction	13.20%	12.90%
Interest rate reduction | Consumer borrowers | Card loans | Minimum
Financing Receivable, Modifications [Line Items]
Interest rate reduction	0.80%	0.50%
Interest rate reduction | Consumer borrowers | Other | Maximum
Financing Receivable, Modifications [Line Items]
Interest rate reduction	13.90%	14.00%
Interest rate reduction | Consumer borrowers | Other | Minimum
Financing Receivable, Modifications [Line Items]
Interest rate reduction	5.50%	4.20%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas | Maximum
Financing Receivable, Modifications [Line Items]
Interest rate reduction	6.80%	6.80%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas | Minimum
Financing Receivable, Modifications [Line Items]
Interest rate reduction	6.30%	6.30%
Term extension | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Term extension		1 year
Term extension | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Term extension		6 years 7 months 6 days
Term extension | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Term extension	4 years 10 months 24 days	4 years 10 months 24 days
Term extension | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Term extension	4 months 24 days	4 months 24 days
Term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Term extension	1 year	8 months 12 days
Term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Term extension	5 years	5 years
Principal forgiveness | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Principal forgiveness	¥ 5	¥ 6
Principal forgiveness | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Principal forgiveness	49	141
Principal forgiveness | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Principal forgiveness	207	543
Principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Principal forgiveness	¥ 1,193	1,301
Principal forgiveness | Net investment in leases | Overseas
Financing Receivable, Modifications [Line Items]
Principal forgiveness		¥ 0